Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Accumulated Deficit
Beginning Balance, shares (in shares) at Dec. 31, 2019		33,655
Beginning Balance at Dec. 31, 2019	$ 989,920		$ 1,209,023	$ 88,532	$ (307,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	87,317				87,317
Equity-based compensation (in shares)		83
Equity-based compensation	1,665		1,665
Ending Balance, shares (in shares) at Dec. 31, 2020		33,738
Ending Balance at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(242,372)				(242,372)
Equity-based compensation (in shares)		51
Equity-based compensation	1,882		1,882
Ending Balance, shares (in shares) at Dec. 31, 2021		33,789
Ending Balance at Dec. 31, 2021	838,412		1,212,570	88,532	(462,690)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	229,086				229,086
Equity-based compensation (in shares)		150
Equity-based compensation	2,508		2,508
Ending Balance, shares (in shares) at Dec. 31, 2022		33,939
Ending Balance at Dec. 31, 2022	$ 1,070,006		$ 1,215,078	$ 88,532	$ (233,604)